COLONIAL TAX-EXEMPT FUND
                        COLONIAL TAX-EXEMPT INSURED FUND
                      COLONIAL INTERMEDIATE TAX-EXEMPT FUND
                   Supplement to the March 30, 1998 Prospectus

The Funds' Prospectus is amended as follows:

(1) A new paragraph is added to the front cover of the Prospectus below th Table of Contents as follows:

This Prospectus is also available on-line at our Web site (http://www.libertyfunds.com). The Securities and Exchange Commission maintains a Web site (http://www.sec.gov) that contains the Statement of Additional Information, materials that are incorporated by reference into this Prospectus and the Statement of Additional Information, and other information regarding the Funds.

(2) The last sentence under the sub-caption Participation Interests under the caption HOW THE FUNDS PURSUE THEIR OBJECTIVE AND CERTAIN RISK FACTORS is revised in its entirety as follows:

Some participation interests, certificates of participation and municipal lease obligations are illiquid and, as such, will be subject to the 15% limit on investments in illiquid securities.

(3) The last sentence of the second paragraph of the sub-caption Options and Futures under the caption HOW THE FUNDS PURSUE THEIR OBJECTIVE AND CERTAIN RISK FACTORS is revised in its entirety as follows:

The market value of such options and other illiquid securities will not exceed 15% of each Fund's net assets.

(4) The last sentence under the sub-caption Temporary/Defensive Investments under the caption HOW THE FUNDS PURSUE THEIR OBJECTIVE AND CERTAIN RISK FACTORS is revised in its entirety as follows:

Not more than 15% of a Fund's net assets will be invested in repurchase agreements maturing in more than seven days and other illiquid assets.

(5) The sub-caption Borrowing of Money under the caption HOW THE FUNDS PURSUE THEIR OBJECTIVE AND CERTAIN RISK FACTORS is revised in it entirety as follows:

Borrowing of Money. Each Fund may borrow money from banks, other affiliated funds and other entities to the extent permitted by law for temporary or emergency purposes up to 33 1/3% of its total assets.

(6) A new caption is added after HOW THE FUNDS ARE MANAGED entitled YEAR 2000 as follows:

The Funds' Advisor, Distributor and Transfer Agent (Liberty Companies) are actively managing Year 2000 readiness for the Funds. The Liberty Companies are taking steps that they believe are reasonably designed to address the Year 2000 problem and are communicating with vendors who provide services, software and systems to the Funds to provide that date-related information and data can be properly processed and calculated on and after January 1, 2000. Many Fund service providers and vendors, including the Liberty Companies, are in the process of making Year 2000 modifications to their software and systems and believe that such modifications will be completed on a timely basis prior to January 1, 2000. The Funds will not pay the cost of these modifications. However, no assurances can be given that all modifications required to ensure proper data processing and calculation on and after January 1, 2000 will be timely made or that services to the Funds will not be adversely affected.

(7) The last sentence of the first paragraph under the caption HOW TO SEL SHARES is revised in its entirety as follows:

To  avoid  delay  in  payment,   investors   are  advised  to  purchase   shares
unconditionally, such as by federal fund wire or other immediately available funds.

(8) The following sentence is added to the paragraph Class A Shares under the caption HOW TO EXCHANGE SHARES:

Exchanges of Class A shares are not subject to a contingent deferred sales charge. However, in determining whether a contingent deferred sales charge is applicable to redemptions, the schedule of the fund into which the original investment was made should be used.

(9) Under the caption TELEPHONE TRANSACTIONS, the first sentence is revised in its entirety and new second, third, fourth and fifth sentences are added as follows:

All shareholders and/or their financial advisers are automatically eligible to exchange Fund shares and redeem up to $100,000 of Fund shares by calling 1-800-422-3737 toll-free any business day between 9:00 a.m. Eastern Time and the time at which the Fund values its shares. Telephone redemptions are limited to a total of $100,000 in a 30-day period. Redemptions that exceed $100,000 may be done by placing a wire order trade through a broker or furnishing a signature guaranteed request. Redemptions may also be accomplished by writing a check against the account for funds allowing checkwriting. Each check written against the account is limited to a maximum of $100,000.

(10) Liberty Financial Investments, Inc., the Funds' distributor, changed its name to Liberty Funds Distributor, Inc. (Distributor). The new name does not affect the investment management of, or service to, the Funds. The Distributor continues to offer selected investment products managed by subsidiaries of its parent company, Liberty Financial Companies, Inc. (NYSE:L), the indirect parent of the Distributor.

(11) Colonial Investors Service Center, Inc., the Funds' transfer agent, changed its name to Liberty Funds Services, Inc. (Transfer Agent). The new name does not affect the services the Transfer Agent provides to the Funds.

(12) Price Waterhouse LLP, the Funds' independent accountants, changed its name to PricewaterhouseCoopers LLP. The new name will not affect the services PricewaterhouseCoopers LLP provides to the Funds.







TE-36/224G-1198                                                October 30, 1998

                            COLONIAL TAX-EXEMPT FUND
                        COLONIAL TAX-EXEMPT INSURED FUND
                      COLONIAL INTERMEDIATE TAX-EXEMPT FUND

        Supplement to March 30, 1998 Statement of Additional Information

The Funds' Statement of Additional Information (SAI) is amended as follows:

(1) At Special Meetings of Shareholders of the Funds held on October 30, 1998, the Funds' shareholders approved a number of proposals. As a result of these approvals, the Funds' SAI is amended as follows:

(a) The first and fifth fundamental investment policies under the caption FUNDAMENTAL INVESTMENT POLICIES are revised in their entirety as follows:

Each Fund may:

1. Borrow from banks, other affiliated funds and other entities to the extent permitted by applicable law, provided that each Fund's borrowings shall not exceed 33 1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings) or such other percentage permitted by law;

5. Make loans (a) through lending of securities, (b) through the purchase of debt instruments or similar evidences of indebtedness typically sold privately to financial institutions, (c) through an interfund lending program with other affiliated funds provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of its total assets (taken at market value at the time of such loans) and (d) through repurchase agreements;

(b) The ninth fundamental investment policy under the caption FUNDAMENTAL INVESTMENT POLICIES is deleted.

(c) The following non-fundamental investment policy under the caption OTHER INVESTMENT POLICIES is applicable to all three Funds:

3.        Invest more than 15% of its net assets in illiquid assets.

(d) The following policy is added after the non-fundamental investment policies:

Nothwithstanding the investment policies of the Funds, each Fund may invest substantially all of its investable assets in another investment company that has substantially the same investment objective, policies and restrictions as each Fund.

(c) John Carberry, Salvatore Macera, Thomas E. Stitzel and Anne-Lee Verville are new trustees. As a result, the following information is added to the section MANAGEMENT OF THE FUNDS:

John Carberry*, Age 51, is a Senior Vice President of Liberty Financial Companies, Inc. (formerly Managing Director, Salomon Brothers (investment banking) from January 1988 to January 1998).

Salvatore Macera, Age 67, is a Private Investor (formerly Executive Vice President of Itek Corp. and President of Itek Optical &
Electronic Industries, Inc. (electronics)). Trustee: Liberty Variable Investment Trust, Stein Roe Variable Investment Trust.

Thomas E. Stitzel, Age 58, is a Professor of Finance, College of Business, Boise State University (higher education); Business consultant and author. Trustee: Liberty Variable Investment Trust, Stein Roe Variable Investment Trust.

Anne-Lee Verville, Age 51, is a Consultant (formerly General Manager, Global Education Industry from 1994 to 1997, and President, Applications Solutions Division from 1991 to 1994, IBM Corporation (global education and global applications)).
-----------------------
*Mr. Carberry is an "interested person," as defined in the Investment Company Act of 1940 (1940 Act), because of his affiliations with Liberty Financial Companies, Inc., an indirect majority-owned subsidiary of Liberty Mutual Insurance Company.

The following table sets forth the compensation paid to Mr. Macera and Dr. Stitzel in their capacities as Trustees of Liberty Variable Investment Trust
(LVIT), which offers nine funds: Colonial Growth and Income Fund, Variable Series; Stein Roe Global Utilities Fund, Variable Series; Colonial International Fund for Growth, Variable Series; Colonial U.S. Stock Fund, Variable Series; Colonial Strategic Income Fund, Variable Series; Newport Tiger Fund, Variable Series; Liberty All-Star Equity Fund, Variable Series; Colonial Small Cap Value Fund, Variable Series and Colonial High Yield Securities Fund, Variable Series, for serving during the fiscal year ended December 31, 1997:

                                               Total Compensation From LVIT and
                          Aggregate 1997       Investment Companies which are
Trustee                   Compensation(a)      Series of LVIT in 1997(b)
-------                   ---------------      -------------------------
Salvatore Macera             $12,500                    $33,500
Thomas E. Stitzel             12,500                     33,500

-----------------------------
(a) Consists of Trustee fees in the amount of (i) a $5,000 annual retainer, (ii) a $1,500 meeting fee for each meeting attended in person and (iii) a $500 meeting fee for each telephone meeting.
(b)       Includes Trustee fees paid by LVIT and Stein Roe Variable Investment
          Trust.

(2) Stephen E. Gibson is President of the Funds. He replaces Harold W. Cogger. He is 45 years old and has been President of the Funds since June, 1998, Chairman of the Board since July, 1998, Chief Executive Officer and President since December 1996, and; Director, since July 1996 of the Advisor (formerly Executive Vice President from July, 1996 to December, 1996); Director, Chief Executive Officer and President of TCG since December, 1996 (formerly Managing Director of Marketing of Putnam Investments, June, 1992 to July, 1996).

(3) Nancy L. Conlin is Secretary of the Funds. She replaces Michael H. Koonce. She is 44 years old and has been Secretary of the Funds since April, 1998 (formerly Assistant Secretary from July, 1994 to April, 1998), is Director, Senior Vice President, General Counsel, Clerk and Secretary of the Advisor since April, 1998 (formerly Vice President, Counsel, Assistant Secretary and Assistant Clerk from July, 1994 to April, 1998), Vice President - Legal, General Counsel and Clerk of TCG since April, 1998 (formerly Assistant Clerk from July, 1994 to April, 1998).

(4) The following paragraph is added to the MANAGEMENT OF THE FUNDS section:

The Trustees have the authority to convert the Funds into a master fund/feeder fund structure. Under this structure, a Fund may invest all or a portion of its investable assets in investment companies with substantially the same investment objectives, policies and restrictions as the Fund. The primary reason to use the master fund/feeder fund structure is to provide a mechanism to pool, in a single master fund, investments of different investor classes, resulting in a larger portfolio, investment and administrative efficiencies and economies of scale.

(5) William D. Ireland, Jr., George L. Shinn and Sinclair Weeks, Jr., retired as Trustees of the Trust effective April 24, 1998.

(6) Liberty Financial Investments, Inc., the Funds' distributor, changed its name to Liberty Funds Distributor, Inc. (LFDI). The new name does not affect the investment management of, or service to, the Funds. LFDI continues to offer selected investment products managed by subsidiaries of Liberty Financial Companies, Inc. (NYSE:L), the indirect parent of LFDI.

(7) Colonial Investors Service Center, Inc., the Funds' transfer agent, changed its name to Liberty Funds Services, Inc. (LFSI). The new name will not affect the services LFSI provides to the Funds.

(8) Price Waterhouse LLP, the Funds' independent accountants, changed its name to PricewaterhouseCoopers LLP. The new name will not affect the services PricewaterhouseCoopers LLP provides to the Funds.


TE-39/245G-1198                                                October 30, 1998